Consolidated Statement of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net income		$ 8,349,000	$ 12,711,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses		9,840,000	890,000
Investment securities gains on sale, net	[1]	0	(194,000)
Loss (gain) on equity securities	[1]	101,000	(94,000)
Depreciation and amortization of premises and equipment, net		1,342,000	1,039,000
Software amortization expense		351,000	638,000
Financing lease amortization expense		286,000	360,000
Gain on sale of premises and equipment		(27,000)	0
Amortization of premium and discount on investment securities, net		365,000	259,000
Accretion of deferred loan fees, net		(2,790,000)	(753,000)
Amortization of core deposit intangibles		332,000	341,000
Stock-based compensation (income) expense, net		144,000	644,000
Origination of loans held for sale		(42,487,000)	(19,845,000)
Proceeds from sale of loans		44,316,000	19,655,000
Gain on sale of loans		(1,487,000)	(433,000)
Earnings on bank-owned life insurance	[1]	(427,000)	(431,000)
Deferred income tax		(1,348,000)	327,000
Gain on other real estate owned		(253,000)	(123,000)
(Increase) decrease in accrued interest receivable		(1,739,000)	162,000
(Decrease) increase in accrued interest payable		(337,000)	173,000
Other, net		551,000	(1,867,000)
Net cash provided by operating activities		15,082,000	13,459,000
INVESTING ACTIVITIES
Proceeds from repayments and maturities		18,170,000	17,687,000
Proceeds from sale of securities		0	12,324,000
Purchases		(24,071,000)	(34,961,000)
(Increase) decrease in loans, net		(127,874,000)	6,932,000
Proceeds from the sale of other real estate owned		709,000	360,000
Net purchase of premises and equipment		(1,077,000)	(1,897,000)
Proceeds from the disposal of premises and equipment		27,000	0
Purchase of restricted stock		(1,600,000)	(169,000)
Redemption of restricted stock		391,000	0
Net cash (used in) provided by investing activities		(135,325,000)	276,000
FINANCING ACTIVITIES
Net increase in deposits		204,357,000	4,776,000
Decrease in short-term borrowings, net		(5,075,000)	(85,323,000)
Proceeds from other borrowings		3,952,000	0
Repayment of other borrowings		(674,000)	(426,000)
Restricted stock cash portion		0	(44,000)
Stock options exercised		12,000	4,000
Proceeds from dividend reinvestment and purchase plan		0	372,000
Repurchase of treasury shares		(1,191,000)	(2,229,000)
Cash dividends		(3,834,000)	(3,685,000)
Net cash provided by (used in) financing activities		197,547,000	(86,555,000)
Increase (decrease) in cash and cash equivalents		77,304,000	(72,820,000)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR		35,113,000	107,933,000
CASH AND CASH EQUIVALENTS AT END OF YEAR		112,417,000	35,113,000
SUPPLEMENTAL INFORMATION
Interest on deposits and borrowings		9,587,000	12,967,000
Income taxes		2,177,000	2,705,000
Operating lease assets added to other, net		0	(1,071,000)
Operating lease liabilities added to other, net		0	1,071,000
Transfers from loans to other real estate owned		7,688,000	122,000
Finance lease assets added to premises and equipment		(1,010,000)	(4,373,000)
Finance lease liabilities added to borrowed funds		$ 1,010,000	$ 4,373,000

[1]	Not within scope of ASC 606